UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust

The fund's portfolio
12/31/12 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (102.4%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (80.5%)

Government National Mortgage Association Adjustable Rate Mortgages 1 3/4s, July 20, 2026		$26,868	$27,903

Government National Mortgage Association Graduated Payment Mortgages
13 1/4s, December 20, 2014		5,486	5,882
12 3/4s, with due dates from December 15, 2013 to July 20, 2014		3,472	3,636
12 1/4s, with due dates from February 15, 2014 to March 15, 2014		9,577	9,921
11 1/4s, with due dates from September 15, 2015 to December 15, 2015		15,141	16,432
9 1/4s, with due dates from April 15, 2016 to May 15, 2016		11,943	12,865

Government National Mortgage Association Pass-Through Certificates
8 1/2s, December 15, 2019		6,887	7,575
7 1/2s, October 20, 2030		102,230	119,880
5 1/2s, August 15, 2035		882	980
5s, with due dates from May 20, 2033 to July 20, 2041		216,715,329	239,594,673
4 1/2s, with due dates from June 20, 2040 to July 15, 2041		203,736,703	225,399,676
4 1/2s, TBA, January 1, 2043		18,000,000	19,715,625
3s, TBA, January 1, 2043		724,000,000	769,645,956

			1,254,561,004
U.S. Government Agency Mortgage Obligations (21.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 5.519s, May 1, 2037(i)		$312,353	$335,167

Federal National Mortgage Association Pass-Through Certificates
4s, October 1, 2042		12,935,143	14,377,363

3 1/2s, November 1, 2042		6,924,706	7,430,872

3 1/2s, October 1, 2042		10,770,808	11,557,112
3s, TBA, February 1, 2043		2,000,000	2,091,562
3s, TBA, January 1, 2043		292,000,000	306,029,695

			341,821,771

Total U.S. government and agency mortgage obligations (cost $1,587,610,471)			$1,596,382,775

MORTGAGE-BACKED SECURITIES (18.2%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (18.2%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.764s, 2032		$47,317	$77,353
IFB Ser. 3408, Class EK, 24.952s, 2037		624,200	993,014
IFB Ser. 2976, Class LC, 23.654s, 2035		3,387,064	5,618,007
IFB Ser. 2979, Class AS, 23.507s, 2034		363,213	481,005
IFB Ser. 3072, Class SM, 23.03s, 2035		1,636,724	2,594,593
IFB Ser. 3072, Class SB, 22.884s, 2035		977,419	1,543,329
IFB Ser. 3249, Class PS, 21.585s, 2036		701,276	1,066,004
IFB Ser. 3065, Class DC, 19.233s, 2035		4,253,207	6,669,581
IFB Ser. 2990, Class LB, 16.412s, 2034		3,724,779	5,221,805
IFB Ser. 4074, Class US, IO, 6.441s, 2042		19,802,848	3,603,128
IFB Ser. 4048, Class GS, IO, 6.441s, 2040		5,909,032	1,101,148
IFB Ser. 3919, Class TS, IO, 6.441s, 2030		16,662,792	2,559,072
IFB Ser. 4105, Class HS, IO, 6.391s, 2042		11,079,063	2,405,929
IFB Ser. 3860, Class SP, IO, 6.391s, 2040		7,797,747	1,245,534
IFB Ser. 4009, Class SG, IO, 6.341s, 2042		15,594,602	2,465,896
IFB Ser. 3780, Class PS, IO, 6.241s, 2035		27,867,645	2,127,085
IFB Ser. 3934, Class SA, IO, 6.191s, 2041		9,446,093	1,683,294
IFB Ser. 4112, Class SC, IO, 5.941s, 2042		26,330,019	4,212,829
IFB Ser. 4105, Class LS, IO, 5.941s, 2041		4,092,407	780,299
IFB Ser. 3922, Class CS, IO, 5.891s, 2041		23,159,399	2,748,117
IFB Ser. 3751, Class SB, IO, 5.831s, 2039		21,300,230	2,986,897
IFB Ser. 4052, Class LS, IO, 5.791s, 2042		12,276,541	1,942,849
IFB Ser. 4012, Class SM, IO, 5.741s, 2042		9,101,931	1,517,474
Ser. 4122, Class TI, IO, 4 1/2s, 2042		13,273,997	1,884,908
Ser. 4125, Class HI, IO, 4 1/2s, 2042		15,949,575	2,532,314
Ser. 4024, Class PI, IO, 4 1/2s, 2041		15,086,050	1,659,450
Ser. 4018, Class DI, IO, 4 1/2s, 2041		8,037,847	986,324
Ser. 3747, Class HI, IO, 4 1/2s, 2037		906,673	69,152
Ser. 4116, Class MI, IO, 4s, 2042		24,794,816	3,383,387
Ser. 4090, Class BI, IO, 4s, 2042		12,241,573	1,326,497
Ser. 4019, Class JI, IO, 4s, 2041		15,361,280	1,992,358
Ser. 3756, Class IG, IO, 4s, 2037		36,304,867	2,420,446
FRB Ser. T-57, Class 2A1, 3.394s, 2043		34,772	35,106
Ser. 4077, Class AI, IO, 3s, 2027		16,646,055	1,757,823
FRB Ser. T-59, Class 2A1, 2.912s, 2043		18,440	18,419
Ser. T-56, Class A, IO, 0.524s, 2043		808,978	14,062
Ser. T-56, Class 3, IO, 0.484s, 2043		703,023	9,200
Ser. T-56, Class 1, IO, 0.298s, 2043		907,902	6,809
Ser. T-8, Class A9, IO, 0.279s, 2028		2,959,770	31,448
Ser. T-59, Class 1AX, IO, 0.274s, 2043		6,873,758	84,042
Ser. T-48, Class A2, IO, 0.212s, 2033		10,041,393	96,884
Ser. T-56, Class 2, IO, 0.132s, 2043		838,158	2,587
Ser. 4077, Class TO, PO, zero %, 2041		4,736,466	4,016,807
Ser. 3369, Class BO, PO, zero %, 2037		29,350	27,368
Ser. 3391, PO, zero %, 2037		90,249	81,579
Ser. 3300, PO, zero %, 2037		338,487	315,850
Ser. 3314, PO, zero %, 2036		120,518	114,837
Ser. 3206, Class EO, PO, zero %, 2036		21,288	19,866
Ser. 3175, Class MO, PO, zero %, 2036		246,348	230,037
Ser. 3210, PO, zero %, 2036		23,742	22,522
Ser. 3145, Class GK, PO, zero %, 2036		4,769	4,767
Ser. 2777, Class OE, PO, zero %, 2032		67,198	66,824
FRB Ser. T-54, Class 2A, IO, zero %, 2043		4,047,545	632
FRB Ser. 3117, Class AF, zero %, 2036		30,216	25,066
FRB Ser. 3092, Class FA, zero %, 2035		4,088	4,088
FRB Ser. 3326, Class WF, zero %, 2035		156,548	150,285
FRB Ser. 3036, Class AS, zero %, 2035		49,566	42,819

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.642s, 2036		1,430,207	2,697,400
IFB Ser. 05-74, Class NK, 26.452s, 2035		2,575,287	4,662,583
IFB Ser. 06-8, Class HP, 23.798s, 2036		1,104,277	1,868,613
IFB Ser. 07-53, Class SP, 23.431s, 2037		1,439,293	2,328,759
IFB Ser. 08-24, Class SP, 22.514s, 2038		5,635,868	9,017,462
IFB Ser. 05-122, Class SE, 22.366s, 2035		1,194,295	1,814,360
IFB Ser. 05-75, Class GS, 19.621s, 2035		803,168	1,177,361
IFB Ser. 05-106, Class JC, 19.474s, 2035		1,562,745	2,496,735
IFB Ser. 05-83, Class QP, 16.849s, 2034		535,920	747,452
IFB Ser. 11-4, Class CS, 12.481s, 2040		4,292,639	5,167,622
IFB Ser. 12-96, Class PS, IO, 6.49s, 2041		12,606,639	2,423,752
IFB Ser. 10-119, Class PS, IO, 6.49s, 2030		11,976,533	1,990,859
IFB Ser. 12-88, Class SB, IO, 6.46s, 2042		22,855,071	3,972,897
IFB Ser. 10-135, Class SP, IO, 6.39s, 2040		17,469,356	2,995,470
IFB Ser. 12-3, Class SD, IO, 6.3s, 2042		9,771,100	1,721,082
IFB Ser. 11-27, Class AS, IO, 6.27s, 2041		8,493,094	1,221,137
IFB Ser. 12-132, Class SB, IO, 5.99s, 2042		26,867,177	4,480,639
IFB Ser. 12-113, Class SG, IO, 5.89s, 2042		7,276,681	1,275,311
Ser. 12-129, Class TI, IO, 4 1/2s, 2040		13,870,095	2,077,740
Ser. 12-30, Class PI, IO, 4s, 2042		31,098,747	4,274,834
Ser. 409, Class C16, IO, 4s, 2040		17,561,995	1,770,839
Ser. 12-31, Class LI, IO, 4s, 2040		17,887,156	2,221,920
FRB Ser. 04-W7, Class A2, 3 3/4s, 2034		14,854	15,550
FRB Ser. 03-W14, Class 2A, 3.43s, 2043		32,125	31,886
FRB Ser. 03-W3, Class 1A4, 3.383s, 2042		57,542	57,279
FRB Ser. 03-W11, Class A1, 3.316s, 2033		2,548	2,614
FRB Ser. 04-W2, Class 4A, 2.98s, 2044		30,556	30,678
Ser. 98-W5, Class X, IO, 0.914s, 2028		5,458,424	238,806
Ser. 98-W2, Class X, IO, 0.558s, 2028		18,946,162	834,815
FRB Ser. 07-95, Class A3, 0.46s, 2036		13,676,000	12,376,780
Ser. 01-50, Class B1, IO, 0.409s, 2041		1,243,793	12,438
Ser. 01-79, Class BI, IO, 0.312s, 2045		2,970,202	27,962
Ser. 03-34, Class P1, PO, zero %, 2043		148,889	131,869
Ser. 03-W1, Class 2A, IO, zero %, 2042		8,651,198	676
Ser. 08-53, Class DO, PO, zero %, 2038		540,118	473,263
Ser. 07-64, Class LO, PO, zero %, 2037		191,630	177,969
Ser. 07-44, Class CO, PO, zero %, 2037		417,039	377,603
Ser. 07-14, Class KO, PO, zero %, 2037		40,102	37,053
Ser. 06-125, Class OX, PO, zero %, 2037		13,228	12,622
Ser. 06-84, Class OT, PO, zero %, 2036		14,483	13,650
Ser. 06-46, Class OC, PO, zero %, 2036		24,695	22,972
Ser. 08-36, Class OV, PO, zero %, 2036		104,932	93,692
Ser. 03-23, Class QO, PO, zero %, 2032		9,728	9,679
Ser. 1988-12, Class B, zero %, 2018		9,579	9,004

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.611s, 2041		9,212,636	14,826,540
IFB Ser. 10-158, Class SD, 14.368s, 2040		2,266,000	3,332,652
IFB Ser. 11-70, Class WS, 9.279s, 2040		3,909,000	4,660,075
IFB Ser. 11-72, Class SE, 7.127s, 2041		16,383,286	17,775,488
IFB Ser. 11-56, Class MS, 6.863s, 2041		9,488,871	10,562,252
IFB Ser. 11-81, Class SB, IO, 6.496s, 2036		17,498,619	2,982,640
IFB Ser. 11-61, Class CS, IO, 6.469s, 2035		6,584,067	855,935
IFB Ser. 10-26, Class QS, IO, 6.039s, 2040		9,079,381	1,588,892
IFB Ser. 10-20, Class SC, IO, 5.939s, 2040		20,876,212	3,382,155
IFB Ser. 10-115, Class TS, IO, 5.889s, 2038		13,636,781	1,961,651
IFB Ser. 10-14, Class SH, IO, 5.791s, 2040		19,063,378	3,239,059
IFB Ser. 11-70, Class SN, IO, 5.691s, 2041		3,260,000	810,729
Ser. 10-58, Class VI, IO, 5s, 2038		1,799,441	80,975
Ser. 11-18, Class PI, IO, 4 1/2s, 2040		11,352,682	1,708,579
Ser. 10-35, Class QI, IO, 4 1/2s, 2040		30,895,887	5,039,892
Ser. 11-81, Class PI, IO, 4 1/2s, 2037		19,058,392	1,690,479
Ser. 10-116, Class IB, IO, 4 1/2s, 2036		627,171	44,686
Ser. 10-19, Class IH, IO, 4 1/2s, 2034		1,178,614	58,931
Ser. 10-116, Class QI, IO, 4s, 2034		10,407,126	669,726
Ser. 11-116, Class BI, IO, 4s, 2026		8,641,681	861,230
Ser. 12-48, Class AI, IO, 3 1/2s, 2036		22,701,553	3,393,882
Ser. 11-70, PO, zero %, 2041		53,904,053	44,347,942
Ser. 10-151, Class KO, PO, zero %, 2037		3,044,248	2,775,441
Ser. 06-36, Class OD, PO, zero %, 2036		31,066	28,873
Ser. 06-64, PO, zero %, 2034		78,165	76,970

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.612s, 2027		1,464,112	18,587
Ser. 98-2, IO, 0.332s, 2027		796,539	5,725
Ser. 98-3, IO, 0.317s, 2027		925,517	15,293
Ser. 98-4, IO, zero %, 2026		1,169,020	42,742

			283,310,513

Total mortgage-backed securities (cost $267,358,870)			$283,310,513

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration	Contract
Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	date/ strike	amount	Value

Credit Suisse International

(2)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.00	$99,947,000	$718,619

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25	191,952,000	512,512

1.5/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.50	99,947,000	120,936

(1.75)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.75	5,808,000	102,221

1.75/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.75	5,808,000	37,752

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25	2,623,700	6,822

Deutsche Bank AG

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25	191,952,000	512,512

1.4/3 month USD-LIBOR-BBA/Jan-23(E)	Jan-13/1.40	431,064,000	431

Goldman Sachs International

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25	191,952,000	512,511

1.4/3 month USD-LIBOR-BBA/Jan-23(E)	Jan-13/1.40	431,064,000	431

JPMorgan Chase Bank N.A.

1.4/3 month USD-LIBOR-BBA/Jan-23(E)	Jan-13/1.40	431,064,000	431

Total purchased swap options outstanding (cost $7,509,201)			$2,525,178

SHORT-TERM INVESTMENTS (49.9%)(a)
		Principal amount/shares	Value

Federal Home Loan Bank discount notes with an effective yield of 0.114%, March 13, 2013		$19,000,000	$18,998,157

Federal Home Loan Bank discount notes with an effective yield of 0.088%, January 25, 2013		31,400,000	31,398,116

Federal Home Loan Bank discount notes with an effective yield of 0.083%, January 18, 2013		27,500,000	27,498,896

Federal Home Loan Mortgage Corp. discount notes with an effective yield of 0.149%, May 13, 2013		7,600,000	7,597,515

Federal Home Loan Mortgage Corp. discount notes with an effective yield of 0.139%, May 1, 2013		6,851,000	6,848,965

Federal Home Loan Mortgage Corp. discount notes with an effective yield of 0.139%, April 23, 2013		15,935,000	15,931,558

Federal Home Loan Mortgage Corp. discount notes with an effective yield of 0.114%, March 11, 2013		25,000,000	24,997,650

Federal Home Loan Mortgage Corp. discount notes with an effective yield of 0.089%, April 25, 2013		30,000,000	29,993,400

Federal Home Loan Mortgage Corp. discount notes with an effective yield of 0.089%, April 3, 2013		27,000,000	26,995,221

Federal Home Loan Mortgage Corp. discount notes with an effective yield of 0.083%, January 22, 2013		18,500,000	18,499,083

Federal National Mortgage Association discount notes with an effective yield of 0.124%, March 13, 2013		33,000,000	32,996,799

Federal National Mortgage Association discount notes with an effective yield of 0.109%, March 6, 2013		8,200,000	8,199,278

Federal National Mortgage Association discount notes with an effective yield of 0.094%, March 27, 2013		12,929,000	12,927,487

Federal National Mortgage Association discount notes with an effective yield of 0.079%, February 27, 2013		25,000,000	24,996,833

Interest in $160,000,000 joint tri-party repurchase agreement dated 12/31/12 with JPMorgan Securities, Inc. due 1/2/13 - maturity value of $23,315,324 for an effective yield of 0.25% (collateralized by various mortgage backed securities with coupon rates ranging from 3.00% to 5.50% and due dates ranging from 12/1/25 to 12/1/42, valued at $160,001,279)		23,315,000	23,315,000

Interest in $130,000,000 joint tri-party repurchase agreement dated 12/31/12 with BNP Paribas due 1/2/13 - maturity value of $27,568,306 for an effective yield of 0.20% (collateralized by various mortgage backed securities with coupon rates ranging from 4.00% to 5.00% and due dates ranging from 4/15/39 to 10/20/41, valued at $132,600,000)		27,568,000	27,568,000

Straight-A Funding, LLC discounted commercial paper with an effective yield of 0.178%, February 5, 2013		7,000,000	6,998,775

Straight-A Funding, LLC discounted commercial paper with an effective yield of 0.178%, February 4, 2013		16,000,000	15,997,280

Straight-A Funding, LLC discounted commercial paper with an effective yield of 0.178%, January 18, 2013		25,030,000	25,027,872

U.S. Treasury Bills with an effective yield of 0.165%, November 14, 2013(SEGSF)(SEGCCS)		35,000,000	34,956,285

U.S. Treasury Bills with an effective yield of 0.160%, October 17, 2013		35,000,000	34,962,935

U.S. Treasury Bills with an effective yield of 0.158%, April 4, 2013(SEGSF)		40,000,000	39,993,601

U.S. Treasury Bills with an effective yield of 0.145%, December 12, 2013(SEGSF)		34,000,000	33,953,760

U.S. Treasury Bills with an effective yield of 0.140%, September 19, 2013		25,000,000	24,977,000

U.S. Treasury Bills with an effective yield of 0.119%, July 25, 2013		15,000,000	14,989,380

U.S. Treasury Bills with an effective yield of 0.117%, August 22, 2013		25,000,000	24,979,475

Putnam Money Market Liquidity Fund 0.14%(AFF)		181,365,992	181,365,992

Total short-term investments (cost $776,915,139)			$776,964,313

TOTAL INVESTMENTS

Total investments (cost $2,639,393,681)(b)			$2,659,182,779

TBA SALE COMMITMENTS OUTSTANDING at 12/31/12 (proceeds receivable $300,433,125) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, January 1, 2043	$287,000,000	1/14/13	$300,789,460

Total			$300,789,460

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	$22,149,100	(E)	$(335,559)	3/20/23	1.75%	3 month USD-LIBOR-BBA	$(89,704)
	Barclays Bank PLC
	276,641,000	(E)	324,283	3/20/15	0.45%	3 month USD-LIBOR-BBA	108,503
	752,000	(E)	37,826	3/20/43	3 month USD-LIBOR-BBA	2.60%	7,204
	75,420,000	(E)	959,672	3/20/23	3 month USD-LIBOR-BBA	1.75%	122,510
	28,595,000	(E)	3,253	3/20/18	3 month USD-LIBOR-BBA	0.90%	679
	9,661,000	(E)	(36,905)	3/20/18	0.90%	3 month USD-LIBOR-BBA	(36,036)
	70,863,000	(E)	(21,837)	3/20/15	3 month USD-LIBOR-BBA	0.45%	33,437
	18,512,000	(E)	(300,950)	3/20/23	1.75%	3 month USD-LIBOR-BBA	(95,466)
	Citibank, N.A.
	1,887,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	55,553
	19,211,000	(E)	27,272	3/20/15	0.45%	3 month USD-LIBOR-BBA	12,288
	9,051,000	(E)	(58,379)	3/20/23	1.75%	3 month USD-LIBOR-BBA	42,087
	9,051,000	(E)	87,795	3/20/23	3 month USD-LIBOR-BBA	1.75%	(12,671)
	Credit Suisse International
	301,203,000	(E)	348,714	3/20/15	0.45%	3 month USD-LIBOR-BBA	113,776
	78,538,000	(E)	(754,645)	3/20/23	1.75%	3 month USD-LIBOR-BBA	117,126
	81,320,000	(E)	892,080	3/20/23	3 month USD-LIBOR-BBA	1.75%	(10,572)
	28,881,000	(E)	(25,306)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(2,778)
	4,680,000	(E)	123,295	3/20/43	3 month USD-LIBOR-BBA	2.60%	(67,275)
	94,503,000	(E)	(5,800)	3/20/18	0.90%	3 month USD-LIBOR-BBA	2,706
	Deutsche Bank AG
	787,000	(E)	616	3/20/18	0.90%	3 month USD-LIBOR-BBA	686
	2,606,000	(E)	39,031	3/20/23	3 month USD-LIBOR-BBA	1.75%	10,104
	71,914,000	(E)	(810,741)	3/20/23	1.75%	3 month USD-LIBOR-BBA	(12,495)
	Goldman Sachs International
	64,282,000	(E)	686,866	3/20/23	3 month USD-LIBOR-BBA	1.75%	(26,664)
	9,525,000	(E)	(178,596)	3/20/23	1.75%	3 month USD-LIBOR-BBA	(72,869)
	6,107,000	(E)	(4,886)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(122)
	21,175,000	(E)	7,292	3/20/15	0.45%	3 month USD-LIBOR-BBA	(9,225)
	25,388,000	(E)	1,259,597	3/20/43	3 month USD-LIBOR-BBA	2.60%	225,798
	JPMorgan Chase Bank N.A.
	27,153,000	(E)	(170,385)	3/20/23	1.75%	3 month USD-LIBOR-BBA	131,013
	2,153,000	(E)	(52,398)	3/20/43	2.60%	3 month USD-LIBOR-BBA	35,272
	82,632,000	(E)	516,839	3/20/23	3 month USD-LIBOR-BBA	1.75%	(400,377)

	Total						$182,488
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$9,151,800	(E)	$(82,890)	3/20/23	1.75%	3 month USD-LIBOR-BBA	$18,695

	Total						$18,695
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$10,109,060	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$2,230
2,059,120	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	454
Barclays Bank PLC
8,293,694	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,795)
2,677,979	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	11,043
18,769,770	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(26,693)
12,765,673	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	24,058
10,668,234	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	16,755
10,532,193	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,323
6,202,061	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,368
7,142,485	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,173)
20,215,519	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,459
49,048,666	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(69,754)
27,803,622	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	43,666
283,660	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	477
7,055,968	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	19,529
1,836,794	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,885
105,697,731	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	292,536
21,947,630	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	55,178
4,232,762	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	12,012
26,492,369	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	41,607
41,994,480	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(59,722)
35,115,674	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	55,150
11,696,872	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	32,373
405,968	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	877
2,226,342	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,166)
238,462	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(726)
238,462	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(726)
1,337,269	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,100
5,570,730	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	7,858
1,140,023	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	1,608
572,734	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(1,744)
371,392	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	935
95,809	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(292)
5,248,430	—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(15,967)
17,724,699	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(25,207)
1,369,676	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,581
82,477,883	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	90,994
7,774,500	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	32,060
23,308,550	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	36,607
367,815	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	693
1,192,509	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,247
864,653	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,630
18,244,323	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(39,417)
13,666,545	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	41,619
Citibank, N.A.
232,103	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(707)
Credit Suisse International
1,300,846	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,043
2,956,736	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	652
19,089,763	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,210
8,739,302	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	20,192
5,248,430	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	15,967
238,462	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(726)
3,861,030	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,484
3,861,030	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	10,077
2,058,471	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	454
631,458	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	697
Deutsche Bank AG
211,808	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	213
371,392	—	1/12/40	(4.50%)1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(935)
197,773	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	333
707,702	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	3,138
8,739,302	—	1/12/36	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(20,192)
Goldman Sachs International
7,942,693	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,752
8,027,190	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,770
3,165,460	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,839
11,094,140	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	23,969
8,558,390	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	18,491
10,230,605	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,256
3,249,875	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	717
3,093,592	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,107)
9,605,152	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	20,752
2,984,035	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	658
174,843	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	39
10,555,592	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,328
8,328,128	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,837
19,880,996	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	49,982
2,724,643	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	6,850
6,773,420	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,802)
6,913,783	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,525
2,950,886	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	651
14,618,039	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(20,789)
5,491,557	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,810)
10,814,932	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,385
11,400,349	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(34,718)
173,238	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(528)
21,161,676	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	53,202
9,199,934	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	23,129
3,099,080	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	684
3,167,287	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	8,988
5,234,892	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	14,855
609,234	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,316
5,502,844	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	15,616
3,287,010	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	9,328
11,005,478	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	31,231
2,209,623	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,774
8,265,890	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	17,859
12,923,451	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,850
7,207,038	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,238)
8,446,424	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,863
5,097,103	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,124
11,170,411	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	24,134
20,026,186	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(28,480)
1,425,678	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,080
2,645,085	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,715
742,427	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,056)
1,979,869	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,816)
1,761,950	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,506)
2,567,123	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,546
5,134,433	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	11,093
3,477,873	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	7,514
793,010	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic MBX Index 4.00% 30 year Ginnie Mae II pools	(2,564)
1,518,991	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	335
2,911,888	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	642
1,696,198	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,665
1,671,735	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	369
11,302,854	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	24,420
9,610,529	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,120
JPMorgan Chase Bank N.A.
14,284,268	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	35,912

Total					$956,181

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through December 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,558,407,958.
(b)	The aggregate identified cost on a tax basis is $2,641,184,941, resulting in gross unrealized appreciation and depreciation of $37,809,792 and $19,811,954, respectively, or net unrealized appreciation of $17,997,838.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$181,365,197	$795	$—	$70,611	$181,365,992
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(E)	Extended settlement date on premium.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
At the close of the reporting period, the fund maintained liquid assets totaling $795,117,405 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Certain options contracts include premiums that do not settle until the expiration date of the contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront payments are recorded as realized gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the contracts being exchange traded and the exchange’s clearinghouse guaranteeing the contract from default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $6,691,799 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $4,937,654.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$283,310,513	$—
Purchased swap options outstanding	—	2,525,178	—
U.S. Government and agency mortgage obligations	—	1,596,382,775	—
Short-term investments	181,365,992	595,598,321	—

Totals by level	$181,365,992	$2,477,816,787	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

TBA sale commitments	$—	$(300,789,460)	$—
Interest rate swap contracts	—	(2,273,971)	—
Total return swap contracts	—	956,181	—

Totals by level	$—	$(302,107,250)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$6,850,481	$5,643,093

Total	$6,850,481	$5,643,093

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased swap option contracts (contract amount)	$1,818,900,000
OTC interest rate swap contracts (notional)	$1,739,100,000
Centrally Cleared interest rate swap contracts (notional)	$6,900,000
OTC total return swap contracts (notional)	$1,037,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2013